NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

The Company had the following notes payable outstanding as of March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Notes Payable	$40,000	$300,000
Less: current portion	(40,000)	(300,000)
Long-term Notes payable	$-	$-

During the three months ended March 31, 2017, $260,000 notes payable and $37,500 accrued interest were repaid with cash of $162,000 and share issuance of 306,250 restricted common shares valued at $398,750 with loss on debt settlement recorded at $266,250.

NOTE 7 – NOTES PAYABLE

The Company had the following notes payable outstanding as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Notes Payable, unsecured, annual interest rate of 15%	$300,000	$-
Less: current portion	(300,000)	-
Long-term note payable	$-	$-

The notes payable were assumed through the net assets acquisition as part of the consideration. The notes are expected to be repaid in one year. As of December 31, 2016, the accrued interest on the notes payable was $40,500.